Non-controlling Interest (Detail) (USD $)	2 Months Ended		3 Months Ended										9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jan. 31, 2013
Noncontrolling Interest [Line Items]
Balance as of January 31, 2013	$ 926,431	$ 692,405						$ 692,405					$ 782,265		$ 692,405
Net income attributable to non-controlling interest	55,834	79,296	300,144	(100,342)	110,040	(90,779)	(119,231)	(151,072)	(183,171)	(108,146)	(93,888)	(116,296)	629,959	339,368	461,424	501,501
Stock-based compensation															12,602
Distributions to non-controlling interest shareholder	(200,000)	0											(600,000)	(240,000)	(240,000)	(400,000)
Balance as of January 31, 2014	$ 782,265		$ 1,672,483	$ 926,431					$ 692,405				$ 1,672,483		$ 926,431	$ 692,405